Assumption Used for Option Pricing (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Stock Option Activities [Line Items]
Expected volatility		45.83%	40.00%
Expected volatility, Minimum	53.60%
Expected volatility, Maximum	58.74%
Dividend yield	0.00%	0.00%	0.00%
Expected option life - years		6 years	6 years 3 months
Risk-free rate			3.40%
Risk-free rate, Minimum	1.00%	1.90%
Risk-free rate, Maximum	1.60%	2.90%
Minimum [Member]
Summary Of Stock Option Activities [Line Items]
Expected option life - years	5 years
Maximum [Member]
Summary Of Stock Option Activities [Line Items]
Expected option life - years	6 years 3 months